General information about the business	6 Months Ended
Sep. 30, 2021
Disclosure of General Information About The Financial Statements [Abstract]
General information about the business	General information about the business
Product offering
The Company serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. The Company offers third-party serviced tax free shopping solutions (“TFSS”), added-value payment solutions (“AVPS”) including dynamic currency conversion and complementary retail tech solutions (“CRTS”), in previous reports referred as eComm. At its core, the Company is a technology platform that serves a network of merchant stores globally through both TFSS and AVPS, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities.
Significant changes in current reporting period
Information about the business
During the six months ended September 30, 2021, the Company has been able to maintain the same level of material merchants and acquirers. Similarly, during the same period, there have been no changes in the list of countries in which the company operates.
Seasonality

The TFSS business is subject to predictable seasonality because a significant part of the business serves the leisure segment of the travel industry, which is particularly active during the summer holiday season for Chinese, Russian and US tourists. In addition, during recent years, this has also coincided with post-Ramadan travel by Gulf Cooperation Council shoppers. The second half of Global Blue’s financial year sees upticks in travel and shopping due to specific events that are more dispersed, such as the Chinese National Day (“Golden Week”) in October, Christmas / New Year in December, and Chinese New Year in February.
All in all, this drives a degree of seasonality in the net working capital need, with a greater outflow during the first half of the financial year, which typically is recovered in the second half.
The AVPS business and CRTS, which serves both seasonal shoppers and regular travelers, is more protected from the seasonal variations driven by traditional holiday periods and as a result does not have a distinct seasonality profile.
COVID-19
The transaction volumes during the first six months for the TFSS and AVPS business have been heavily impacted by COVID-19. Please refer to Note 17 for details.